11. INCOME TAXES (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses	6.40%	4.80%	39.80%	8.70%
Non-taxable income	(1.60%)	(1.40%)	(0.20%)	(2.40%)
Effect of rate differences in various transportation centers and others	(1.30%)	2.50%	(3.70%)	3.70%
Effective tax rate	28.60%	31.00%	60.90%	35.00%